FINANCIAL INSTRUMENTS FINANCIAL RISK MANAGEMENT (Details)	13 Months Ended
Dec. 31, 2021
USD
Statement [Line Items]
Average Exchange Rate	1.2556
Clsoing Exchange Rate	1.2678
GBP
Statement [Line Items]
Average Exchange Rate	1.7243
Clsoing Exchange Rate	1.7132